Guaranteed Loan Financing - Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Contractual maturities of total guaranteed loan financing outstanding
Loans, held-for-investment	$ 256,900	$ 155,100
Guaranteed loan financing
Contractual maturities of total guaranteed loan financing outstanding
2016	292	1,720
2017	4,438	7,981
2018	8,407	13,737
2019	5,416	7,946
2020	6,289	9,744
2021	7,078	8,904
Thereafter	383,497	449,155
Total	415,417	499,187
Loans, held-for-investment	$ 422,200	$ 507,400